Investment Objectives and Goals	Feb. 26, 2025
YieldMaxTM Universe Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ Universe Fund of Option Income ETFs - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ Magnificent 7 Fund of Option Income ETFs - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.
YieldMaxTM MSTR Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ MSTR Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of MicroStrategy Incorporated d/b/a Strategy (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMax Ultra Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ Ultra Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains.
YieldMaxTM Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ Bitcoin Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select exchange-traded products, subject to a limit on potential investment gains.
YieldMaxTM Short N100 Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ Short N100 Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the performance of the Nasdaq 100 Index (the “Index”), subject to a limit on potential investment gains.